Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Equity at beginning of period	$ 892,042	$ 1,294,973		$ 507,677
Loss for the year	(5,144)	(20,186)	[1]	(15,204)	[1]
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	(205)	4,716		(49,323)
Equity at end of period	937,758	892,042		1,294,973
Noncontrolling interests
Equity at beginning of period	125,556	141,823		17,978
Loss for the year	(5,144)	(20,186)
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	1,922	3,919		(5,484)
Equity at end of period	$ 121,734	$ 125,556		$ 141,823

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.